S-K 1602(c) Dilution	Aug. 31, 2025 USD ($) $ / shares shares
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.18
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.82
Net Tangible Book Value (in Dollars) | $	$ (108,511)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 46,547,380
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,480,928
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.42
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.58
Net Tangible Book Value (in Dollars) | $	$ (108,511)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 32,698,250
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,096,015
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.08
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.92
Net Tangible Book Value (in Dollars) | $	$ (108,511)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 18,849,130
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	3,711,103
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	2.15
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 7.85
Net Tangible Book Value (in Dollars) | $	$ (108,511)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	2,326,190
Without Over Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.25
Without Over Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.49
Without Over Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.15
Without Over Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 2.22
Without Over Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 60,500,000
Without Over Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	60,500,000
Without Over Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	60,500,000
Without Over Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	60,500,000
Without Over Allotment [Member] | Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	100,000
Without Over Allotment [Member] | Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	100,000
Without Over Allotment [Member] | Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	100,000
Without Over Allotment [Member] | Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	100,000
Without Over Allotment [Member] | Less Over allotment option liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(94,989)
Without Over Allotment [Member] | Less Over allotment option liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(94,989)
Without Over Allotment [Member] | Less Over allotment option liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(94,989)
Without Over Allotment [Member] | Less Over allotment option liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(94,989)
Without Over Allotment [Member] | Less Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(13,849,120)
Without Over Allotment [Member] | Less Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(27,698,250)
Without Over Allotment [Member] | Less Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(41,547,370)
Without Over Allotment [Member] | Less Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (55,396,499)
Without Over Allotment [Member] | Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(225,000)
Without Over Allotment [Member] | Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(225,000)
Without Over Allotment [Member] | Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(225,000)
Without Over Allotment [Member] | Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(225,000)
Without Over Allotment [Member] | Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,000,000
Without Over Allotment [Member] | Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,000,000
Without Over Allotment [Member] | Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,000,000
Without Over Allotment [Member] | Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,000,000
Without Over Allotment [Member] | Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	240,000
Without Over Allotment [Member] | Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	240,000
Without Over Allotment [Member] | Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	240,000
Without Over Allotment [Member] | Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	240,000
Without Over Allotment [Member] | Ordinary shares included in the placement units issued One [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	125,840
Without Over Allotment [Member] | Ordinary shares included in the placement units issued One [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	125,840
Without Over Allotment [Member] | Ordinary shares included in the placement units issued One [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	125,840
Without Over Allotment [Member] | Ordinary shares included in the placement units issued One [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	125,840
Without Over Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(1,384,912)
Without Over Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(2,769,825)
Without Over Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(4,154,737)
Without Over Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(5,539,650)
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.19
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.81
Net Tangible Book Value (in Dollars) | $	$ (108,511)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 53,368,619
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	7,419,313
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.41
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.59
Net Tangible Book Value (in Dollars) | $	$ (108,511)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 37,245,749
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,807,026
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.04
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.96
Net Tangible Book Value (in Dollars) | $	$ (108,511)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 21,122,869
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	4,194,738
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	1.94
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 8.06
Net Tangible Book Value (in Dollars) | $	$ (108,511)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	2,582,451
With Over Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.26
With Over Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.48
With Over Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.11
With Over Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 2.01
With Over Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 69,500,000
With Over Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	69,500,000
With Over Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	69,500,000
With Over Allotment [Member] | Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	69,500,000
With Over Allotment [Member] | Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	100,000
With Over Allotment [Member] | Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	100,000
With Over Allotment [Member] | Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	100,000
With Over Allotment [Member] | Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	100,000
With Over Allotment [Member] | Less Over allotment option liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	0
With Over Allotment [Member] | Less Over allotment option liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	0
With Over Allotment [Member] | Less Over allotment option liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	0
With Over Allotment [Member] | Less Over allotment option liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	0
With Over Allotment [Member] | Less Redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(16,122,870)
With Over Allotment [Member] | Less Redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(32,245,740)
With Over Allotment [Member] | Less Redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(48,368,620)
With Over Allotment [Member] | Less Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (64,491,488)
With Over Allotment [Member] | Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	0
With Over Allotment [Member] | Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	0
With Over Allotment [Member] | Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	0
With Over Allotment [Member] | Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	0
With Over Allotment [Member] | Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,900,000
With Over Allotment [Member] | Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,900,000
With Over Allotment [Member] | Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,900,000
With Over Allotment [Member] | Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,900,000
With Over Allotment [Member] | Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	276,000
With Over Allotment [Member] | Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	276,000
With Over Allotment [Member] | Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	276,000
With Over Allotment [Member] | Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	276,000
With Over Allotment [Member] | Ordinary shares included in the placement units issued One [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	130,600
With Over Allotment [Member] | Ordinary shares included in the placement units issued One [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	130,600
With Over Allotment [Member] | Ordinary shares included in the placement units issued One [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	130,600
With Over Allotment [Member] | Ordinary shares included in the placement units issued One [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	130,600
With Over Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(1,612,287)
With Over Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(3,224,574)
With Over Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(4,836,862)
With Over Allotment [Member] | Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(6,449,149)